BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Balances And Transactions With Related Parties
Schedule of balances with interested and related parties

	Key management personnel	Other interested and related parties
Other accounts payable	$192	$45

As of December 31, 2020

	Key management personnel	Other interested and related parties
Other accounts payable	$64	$38

Schedule of benefits to interested and related parties

	Year ended December 31,
	2021	2020	2019
Salary to those employed by the Company or on its behalf	$885	$769	$945

Directors’ fees to those not employed by the Company or on its behalf	$148	$60	$90

Number of individuals to whom the salary and benefits relate:
Related and interested parties employed by the Company or on its behalf	3	2	3
Directors not employed by the Company	5	6	8

Benefits to interested and related parties	8	8	11

Schedule of key management personnel

	Year ended December 31,
	2021	2020	2019
Short-term benefits	$—	$—	$3

Share-based payment to those employed by the Company or on its behalf	$445	$182	$190

Share-based payment to those not employed by the Company or on its behalf	$90	$150	$147

Schedule of transactions with interested and related parties

	Key management personnel*)	Other interested and related parties
Research and development expenses	$112	$82
General and administrative expenses	1,137	238

	$1,249	$320

Year ended December 31, 2020

	Key management personnel*)	Other interested and related parties
Research and development expenses	$236	$—
General and administrative expenses	619	201
Selling and marketing	150	—

	$1,005	$201

Year ended December 31, 2019

	Key management personnel*)	Other interested and related parties
Research and development expenses	$113	$81
General and administrative expenses	943	238

	$1,056	$319

*)	Some of the key management personnel are interested parties by virtue of holdings.